Share-Based Compensation - Additional Information (Detail)							1 Months Ended					12 Months Ended
	May 31, 2018	May 02, 2018 shares	Mar. 07, 2017 shares	May 17, 2016 shares	Dec. 11, 2014 shares	May 15, 2014 $ / shares shares	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Jul. 31, 2016 shares	Nov. 30, 2014 shares	Apr. 30, 2012 shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 ¥ / shares	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Dec. 31, 2015 shares	Mar. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period												4 years	4 years
Options vested												10,227,313	10,227,313
Options expected to vest												10,477,208						10,477,208
Options expected to vest, weighted-average exercise price | $ / shares																		$ 0.0002
Options expected to vest, Aggregate intrinsic value | $															$ 136,006,000			$ 124,415,000
Weighted average fair value per option at grant date, Granted | $ / shares													$ 17.75		$ 17.41		$ 6.24
Total intrinsic value of options exercised | $													$ 209,797,000		$ 154,233,000		$ 45,581,000
Total fair value of options vested | $													$ 59,226,000		$ 37,979,000		$ 27,171,000
Number of options, Forfeited/Canceled												660,488	660,488
Share-based compensation												¥ 580,813,000	$ 84,476,000	¥ 334,973,000		¥ 210,839,000
Weighted average remaining contractual term options outstanding												7 years 4 months 9 days	7 years 4 months 9 days	7 years 4 months 24 days	7 years 4 months 24 days
Number of options, Granted												5,502,868	5,502,868
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued												333,512,014			314,060,843			333,512,014
Ordinary shares, par value | (per share)												¥ 0.0001						$ 0.0001	¥ 0.0001
Non-Vested Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥												¥ 0		¥ 0		¥ 348,000
Unrecognized compensation expense | $																		$ 0
Ordinary shares, shares issued						131,348,411					147,000,000
Modification of vesting of shares, description												The Company shall be entitled to repurchase 50% and 25% of such shares in the case that founders terminate their employments with the Company before April 17, 2015 and during the period from April 17, 2015 to April 17, 2016, respectively, at a price of US$0.0001 per share or the lowest price permitted under applicable laws. Therefore, the Company considered that 50% of the total restricted shares were vested immediately on the amendment date and 25% shall be vested annually on April 17 in the next two years ending April 17, 2016. Before the modification date, May 15, 2014, there were 131,348,411 ordinary shares, of which 45,937,500 were unvested restricted shares. As the result of modification, 19,736,705 vested ordinary shares were classified to unvested restricted shares on the modification date and the corresponding compensation costs for these unvested restricted shares were amortized over the remaining service period.	The Company shall be entitled to repurchase 50% and 25% of such shares in the case that founders terminate their employments with the Company before April 17, 2015 and during the period from April 17, 2015 to April 17, 2016, respectively, at a price of US$0.0001 per share or the lowest price permitted under applicable laws. Therefore, the Company considered that 50% of the total restricted shares were vested immediately on the amendment date and 25% shall be vested annually on April 17 in the next two years ending April 17, 2016. Before the modification date, May 15, 2014, there were 131,348,411 ordinary shares, of which 45,937,500 were unvested restricted shares. As the result of modification, 19,736,705 vested ordinary shares were classified to unvested restricted shares on the modification date and the corresponding compensation costs for these unvested restricted shares were amortized over the remaining service period.
Unvested restricted shares						45,937,500																28,625,378
Unvested restricted shares, modification						19,736,705										0	0
Ordinary shares, par value | $ / shares						$ 0.0001
Fair value of the restricted shares, per share | $ / shares																		$ 0.01
Fair value of the restricted shares | $																		$ 1,470,000
Total fair value of non-vested restricted shares vested | $													$ 0		$ 0		$ 286,000
Non-Vested Restricted Shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment vesting percentage						50.00%					25.00%
Non-Vested Restricted Shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period						2 years					36 months
Share based payment vesting percentage						25.00%					75.00%
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥												¥ 6,609,000		4,173,000		¥ 2,295,000
Unrecognized compensation expense | ¥												¥ 17,979,000
Weighted average recognition period												2 years 8 months 8 days	2 years 8 months 8 days
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued												44,758,220						44,758,220
Number of share options granted										0
2012 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥																186,687,000
2012 Plan [Member] | Non Employee Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥																20,767,000
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements expiration Period												10 years	10 years
Number of options, Forfeited/Canceled									187,500
Incremental cost for acceleration of vesting to permit immediate exercise | ¥																¥ 10,002,000
Unrecognized compensation expense | ¥												¥ 1,054,778,000
Weighted average recognition period												2 years 9 months 21 days	2 years 9 months 21 days
Weighted average remaining contractual term options outstanding												7 years 4 months 9 days	7 years 4 months 9 days
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued										14,031,194
Increase in number of shares reserved for future issuances												1.50%	1.50%
Number of shares reserved for future issuances, description												Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.	Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period												2 years	2 years
2014 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period												4 years	4 years
2014 Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period				4 years
2014 Plan [Member] | RSUs [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period					6 months
Share based payment vesting percentage					50.00%
2014 Plan [Member] | RSUs [Member] | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted		100,000	100,000	200,000	40,001
2014 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥												¥ 377,241,000		286,119,000
2014 Plan [Member] | Non Employee Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥												¥ 14,360,000		¥ 44,277,000
2015 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued																				2,793,812	2,000,000		1,000,000
2018 Plan | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued								5,963,674
Share based compensation arrangements expiration Period								10 years
Number of shares reserved for issuance, description								The maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.
2018 Plan | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Forfeited/Canceled												186,531	186,531
Weighted average remaining contractual term options outstanding	7 years 25 days											7 years 5 months 12 days	7 years 5 months 12 days
Number of options, Granted												575,629	575,629
2018 Plan | Options classified as Equity Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested												358,281	358,281
Options expected to vest												1,353,711						1,353,711
Options expected to vest, weighted-average exercise price | $ / shares																		$ 8.58
Options expected to vest, Aggregate intrinsic value | $																		$ 23,534
Weighted average fair value per option at grant date, Granted | $ / shares													$ 14.99
Total intrinsic value of options exercised | $													$ 0
Total fair value of options vested | $													$ 7,600,000
Share-based compensation | ¥												¥ 94,977,000
Unrecognized compensation expense | ¥												¥ 236,053,000
Weighted average recognition period												2 years 9 months 14 days	2 years 9 months 14 days
Weighted average remaining contractual term options outstanding												7 years 5 months 12 days	7 years 5 months 12 days
2018 Plan | Options classified as Liability Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested												0	0
Options expected to vest												3,578,205						3,578,205
Options expected to vest, weighted-average exercise price | $ / shares																		$ 0.002
Options expected to vest, Aggregate intrinsic value | $																		$ 92,883,000
Weighted average fair value per option at grant date, Granted | $ / shares													$ 37.15
Share-based compensation | ¥												¥ 86,778,000
Unrecognized compensation expense | ¥												¥ 818,092,000
Weighted average recognition period												3 years 7 months 13 days	3 years 7 months 13 days
Weighted average remaining contractual term options outstanding												9 years 7 months 13 days	9 years 7 months 13 days
2018 Plan | Founders [Member] | Options classified as Liability Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period							4 years					4 years	4 years
Number of options, Granted							3,578,205
Share based compensation arrangement by share-based payment award, amortization period							4 years